ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS - Schedule of wholly-owned subsidiaries of the company (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 HKD ($)
Wins Finance Group Limited("WFG")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital			$ 30,000,100.00		$ 30,000,100.00
Ownership interest (as a percent)			100.00%	100.00%	100.00%	100.00%
Full Shine Capital Resources Limited ("Full Shine")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital		$ 1.00		$ 1.00		$ 1.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Jinshang International Financial Leasing Co.,Ltd("Jingshang Leasing")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital	$ 180,000,000.00		$ 180,000,000.00		$ 180,000,000.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%	100.00%